Remuneration of auditors	12 Months Ended
Jun. 30, 2023
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Remuneration of auditors
Note 27. Remuneration of auditors
During the financial year the following fees were paid or payable for services provided by BDO Audit Pty Ltd, the auditor of the Company:

	2023 A$’000	2022 A$’000	2021 A$’000
Audit services – BDO Audit Pty Ltd
Audit or review of the financial statements	292	—	—
Other services BDO Audit Pty Ltd
Comfort letter – ATM	18	—	—

	310	—	—

Audit services – Grant Thornton Audit Pty Ltd
Audit or review of the financial statements	—	155	151
Other services - Grant Thornton Audit Pty Ltd
Comfort letter – ATM	—	26	—

	—	181	151